Goodwill - Summary of Allocated goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 922	$ 912	$ 1,037
Richards Bay Minerals [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	487	474
Pilbara [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	349	351
Dampier Salt [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 86	$ 87